Business Combinations (Tables)	12 Months Ended
Mar. 31, 2023
Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Summary of fair values of the assets acquired, including goodwill, and liabilities
Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Cash	Rs.	337
Payment through Escrow account		84
Total consideration	Rs.	421
Assets acquired
Goodwill	Rs.	260
Property, plant and equipment		2
Other intangible assets		106
Inventories		144
Trade receivables		45
Cash and cash equivalents		11
Other assets		2
Deferred tax asset		2
Liabilities assumed
Trade payables		(141)
Other liabilities		(10)
Total net assets	Rs.	421